PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Depletion and depreciation	$ 40,196	$ 32,011	$ 105,503	$ 60,479